LOAN AND CREDIT LINES (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Dec. 31, 2016	Jun. 30, 2017	Mar. 17, 2017	Dec. 31, 2015	Mar. 31, 2013
Debt Instrument [Line Items]
Line of credit outstanding amount		$ 8,000
Current borrowing capacity		$ 50,000
Increase allowed discounting activities of LC receivables	$ 94,000
Credit Facility borrowing capacity for bank guarantees			$ 50,200
Minimum [Member] | Libor [Member]
Debt Instrument [Line Items]
Libor spread		3.00%
Maximum [Member] | Libor [Member]
Debt Instrument [Line Items]
Libor spread		3.10%
Line Of Credit [Member]
Debt Instrument [Line Items]
Line of credit outstanding amount					$ 73,500
Maximum bank guarantees					$ 40,200
Existing receivables factoring limit for Credit Facility				$ 20,000
Maximum allowable discount on Letter of Credit per amended Credit Facility terms				54,000
Loan amount after reduction				$ 50,000